Government Loans Payable (Tables)	6 Months Ended
Jun. 30, 2024
Government Loans Payable [Abstract]
Schedule of Future Minimum EIDL Loan Payments	As of June 30, 2024, the future minimum EIDL loan payments from the company’s continuing operations to be paid by year are as follows:
Year Ending	Amount

June 30, 2025	$1,331
June 30, 2026	1,382
June 30, 2027	1,435
June 30, 2028	1,490
June 30, 2029	1,547
Thereafter	49,919
Total	$57,104